Exploration and Evaluation Assets	12 Months Ended
Apr. 30, 2023
Disclosure Of Exploration And Evaluation Assets [Abstract]
Exploration and Evaluation Assets [Text Block]

9. Exploration and Evaluation Assets

Canam Alpine Ventures Ltd. - Panuco-Copala Property

On November 5, 2019, pursuant to a definitive share exchange agreement (the "Agreement") dated September 13, 2019, the Company acquired all of the issued and outstanding common shares of Canam Alpine Ventures Ltd.("Canam"), a private British Columbia company. Canam owns two subsidiaries in Mexico, Minera Canam S.A. DE C.V. and Operaciones Canam Alpine S.A. DE C.V. According to the Agreement, the Company agreed to pay the consideration of $45,000 cash and issue 6,000,000 common shares (issued) and 12,000,000 Milestone Shares on the occurrence of milestone events as follows:

- Milestone event 1:	Upon exercise of any defined options by Canam, the Company will issue 6,500,000 common shares (issued);
- Milestone event 2:	Upon definition of a resource greater than 200,000 gold equivalent ounces, the Company will issue 5,500,000 common shares (issued).

In addition, the Company issued 250,000 common shares at the closing of the transaction and agreed to issue an additional 250,000 common shares on each occurrence of Milestone event 1 and 2 for a total of 750,000 common shares as finders' fees. The Company recorded $296,250 and $12,344 as contingent consideration in relation to the two milestone events and related finder's fees, respectively, which represented its fair value at the date of acquisition and was classified as shares to be issued, representing the fair value at the date of acquisition of the fixed number of shares that are required to be issued based on the milestones. The contingent consideration will not be remeasured, and settlement is accounted for in equity. As of April 30, 2022, the milestones have occurred, and the shares have been issued. As a result, the full $308,595 of contingent consideration has been reversed.

On August 8, 2019, Canam entered into an option agreement with Minera Rio Panuco S.A. de C.V. ("Panuco") whereby the Company can earn a 100% interest in certain concessions and assets by spending USD$2,000,000 in exploration by the second anniversary date of the agreement and paying a cumulative of USD$23,000,000. The option agreement was amended on May 6, 2020, to extend the schedule of Canam's payment and investment obligations for an additional one year and the Company paid USD$80,000 for the extension.

On September 9, 2019, Canam entered into an option agreement with Silverstone Resources S.A. de C.V. ("Copala") whereby the Company can earn a 100% interest in certain concessions and assets by spending USD$1,423,000 in exploration by the second anniversary date of the agreement and paying a cumulative of USD$20,000,000. Certain claims of Copala are subject to a 3.0% net smelter royalty ("NSR") which can be brought down to 1.5% for 10% interest or property right on the mining concessions.

On July 21, 2021, the Company signed a binding amending agreement (the "Panuco Amending Agreement") with Panuco and has executed a binding option exercise notice ("Copala Exercise Notice") with Copala, which together will constitute the acceleration and exercise of the Company's option to acquire 100% of the Panuco-Copala silver gold district ("Panuco District" or the "Project").

Under the Amending Agreement, Vizsla/Canam and Panuco have agreed to amend the terms of the original Panuco option agreement to accelerate the Company's exercise of its option on the Panuco property (the "Panuco Property"). Upon closing of the transactions contemplated by the Panuco Amending Agreement, Vizsla will acquire a 100% ownership interest in the Panuco Property (comprising 43 mining concessions with a combined surface area of 3,839 Ha) and the "El Coco" mill (the "Mill") in consideration for:

  A cash payment of US$4,250,000 (paid) to Panuco upon signing of the Amending Agreement.
  The issuance to Panuco of 6,245,902 common shares of Vizsla priced at $2.44 per share (for a total value of US$12,000,000) upon the completion of the transfer of the Panuco Property on or before August 10, 2021 (issued, Note 10); and
  A cash payment of US$6,100,000: US$250,000 was paid on August 19, 2021; US$850,000 was paid on February 1, 2022, for the mineral claims around the Coco mill. On May 6th, 2022, following the refurbishment and transfer of ownership of the mill, US$5,000,000 was paid.

The mineral concessions comprising the Panuco Property include the Napoleon vein corridor, which has seen the majority of Vizsla's exploration and are unencumbered by royalties.

Under the Copala Exercise Notice, Vizsla and Copala have agreed to amend the terms of the original Copala option agreement to accelerate the Company's exercise of its option on the Copala property (the "Copala Property"). A definitive agreement was signed on July 20, 2021 (the "Copala Amending Agreement" and, together with the Panuco Amending Agreement, the "Amending Agreements"). Upon closing of the transactions contemplated by the Copala Amending Agreement, Vizsla will acquire a 100% ownership interest in the Copala Property (comprising 64 mining concessions with a combined surface area of 5,547 Ha) in consideration for:

  A cash payment of US$9,500,000 payable to Copala upon the completion of the transfer of the Copala Property on or before August 3, 2021 (paid); and
  The issuance to Copala of 4,944,672 common shares of Vizsla priced at $2.44 per share upon the completion of the transfer of the Copala Property (issued, Note 10).

Costs related to the properties can be summarized as follows:

	Balance April 30, 2021	Additions	Balance April 30, 2022	Additions	Balance April 30, 2023
Acquisition costs
Cash	$1,012,761	$18,731,540	$19,744,301	$6,396,000	$26,140,301
Contingent consideration	308,595	(308,595)	-	-	-
Effective settlement of loans receivables	1,064,647	125,377	1,190,024	-	1,190,024
Shares	1,896,987	56,250,001	58,146,988	-	58,146,988
Transaction cost	125,190	(125,190)	-	-	-
Subtotal	$4,408,180	$74,673,133	$79,081,313	$6,396,000	$85,477,313

	Balance April 30, 2021	Additions	Balance April 30, 2022	Additions	Balance April 30, 2023
Exploration costs

Analysis	$1,366,574	$3,800,021	$5,166,595	$3,135,842	$8,302,436
Depreciation	3,563	20,388	23,951	53,711	77,662
Drilling	5,971,422	14,964,594	20,936,016	14,672,917	35,608,933
Ejido Rights	80,901	340,342	421,243	-	421,243
Engineering consulting	-	671,537	671,537	512,516	1,184,053
Equipment	382,265	924,121	1,306,386	1,094,354	2,400,740
Field Cost	2,092,112	2,250,098	4,342,210	1,711,210	6,053,420
Geological consulting	1,641,356	2,561,712	4,203,068	3,930,707	8,133,775
GIS management	-	-	-	203,054	203,054
Geophysical survey	-	-	-	158,542	158,542
Maintenance	315,435	81,504	396,939	452,923	849,862
Rent of land	86,099	153,596	239,695	146,953	386,648
Travel and miscellaneous	774,751	1,600,910	2,375,661	4,675,810	7,051,471
Subtotal	$12,714,478	$27,368,823	$40,083,301	$30,748,538	$70,831,839

	$17,122,658	$102,041,956	$119,164,614	$37,144,538	$156,309,152

Effect of change in exchange rate	(92,276)	(282,596)	(374,872)	6,797,445	6,422,573

Total	$17,030,382	$101,759,360	$118,789,742	$43,941,983	$162,731,725

The Company created a 100% owned subsidiary, Canam Royalties Mexico, S.A. de C.V. ("Canam Royalties") through Vizsla Royalty Corp., which is 100% owned by the Company. On February 23, 2022, Vizsla transferred 2% NSR on certain concessions and 0.5% NSR on certain concessions to Canam Royalties.